Condensed Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	May 31, 2026	Feb. 28, 2026
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, authorized (in shares)	250,000,000	250,000,000
Common stock, issued (in shares)	48,380,371	48,337,555
Common stock, outstanding (in shares)	48,380,371	48,337,555